Fair Value of Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Fair Value of Derivative Financial Instruments

The estimated fair values of KONAMI’s financial instruments at March 31, 2012 and 2013 are as follows:

	Millions of Yen
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Non-derivatives:
Investments in marketable securities	¥429	¥429	¥440	¥440
Long-term debt, including current installments	(10,000)	(10,035)	(5,000)	(5,014)
Derivatives:
Foreign exchange forward contracts:
Assets	—	—	—	—
Liabilities	(0)	(0)	—	—